CUSTOMERS, GEOGRAPHIC AND SEGMENT INFORMATION (Schedule of Revenue by geographic areas) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 305,448	$ 266,090	$ 239,840
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	145,780	103,389	96,954
Peru [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	52,383	53,187	58,251
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	15,386	4,074	2,570
Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 91,899	$ 105,440	$ 82,065